Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020
Common Stock - 96.4%(1)	Shares	Fair Value

Crude Oil Pipelines - 5.2%(1)
Canada - 5.2%(1)
Enbridge Inc.	47,200	1,511,344

Natural Gas/Natural Gas Liquids Pipelines - 24.0%(1)
United States - 24.0%(1)
Cheniere Energy, Inc.(2)	38,900	2,024,745
Kinder Morgan Inc.	104,400	1,442,808
TC Energy Corporation	28,748	1,341,382
The Williams Companies, Inc.	105,500	2,190,180
		6,999,115
Oil and Gas Production - 60.4%(1)
United States - 60.4%(1)
BP PLC	39,283	822,193
Cabot Oil & Gas Corporation	125,700	2,384,527
Chevron Corporation	27,300	2,291,289
Concho Resources Inc.	26,566	1,380,901
ConocoPhillips	35,594	1,348,657
Diamondback Energy, Inc.	39,717	1,547,374
EOG Resources, Inc.	33,000	1,496,220
EQT Corporation(2)	123,800	1,964,706
Parsley Energy, Inc.	67,606	726,765
Pioneer Natural Resources Company	18,700	1,943,491
Royal Dutch Shell PLC	56,700	1,682,856
		17,588,979
Diversified Infrastructure - 6.8%(1)
United States - 6.8%(1)
NextEra Energy, Inc.(2)	3,800	1,060,846
Sempra Energy	7,500	927,375
		1,988,221

Total Common Stock (Cost $31,387,629)		28,087,659

Master Limited Partnerships - 9.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 6.9%(1)
United States - 6.9%(1)
Energy Transfer LP	116,900	750,498
Enterprise Products Partners L.P.	71,100	1,248,516
		1,999,014
Natural Gas Gathering/Processing - 1.1%(1)
United States - 1.1%(1)
Noble Midstream Partners LP	37,208	333,384

Refined Product Pipelines - 1.5%(1)
United States - 1.5%(1)
Magellan Midstream Partners, L.P.	11,423	434,188

Total Master Limited Partnerships (Cost $4,447,733)		2,766,586

Preferred Stock - 6.7%(1)
Natural Gas Gathering/Processing - 6.7%(1)
United States - 6.7%(1)
Targa Resources Corp., 9.500%(3)(4) (Cost $1,688,542)	1,997	1,936,691

Special Purpose Acquisition Companies - 2.3%(1)
Other - 2.3%(1)
United States - 2.3%(1)
Northern Genesis Acquisition Corp	34,000	337,280
Star Peak Energy Transition Corp	34,600	344,616

Total Special Purpose Acquisition Companies (Cost $685,916)		681,896

Short-Term Investment - 0.4%(1)
United States Investment Company - 0.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(5) (Cost $117,592)	117,592	117,592

Total Investments - 115.3%(1) (Cost $38,327,412)		33,590,424
Other Assets and Liabilities - (0.2)%(1)		(53,002)
Credit Facility Borrowings - (15.1)%(1)		(4,400,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$29,137,422

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.
(3)	Restricted securities have a total fair value of $1,936,691, which represents 6.7% of net assets. See Note 6 to the financial statements for further disclosure.
(4)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(5)	Rate indicated is the current yield as of August 31, 2020.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2020.  These assets and liabilities are measured on a recurring basis.
NDP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$28,087,659	$-	$-	$28,087,659
Master Limited Partnerships(a)	2,766,586	-	-	2,766,586
Preferred Stock(a)	-	-	1,936,691	1,936,691
Special Purpose Acquisition Companies	681,896	-	-	681,896
Short-Term Investment(b)	117,592	-	-	117,592
Total Assets	$31,653,733	$-	$1,936,691	$33,590,424

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2020:

Preferred Stock	NDP
Balance – beginning of period	$2,133,275
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(196,584)
Balance – end of period	$1,936,691
NDP
Change in unrealized gain/loss on investments still held at August 31, 2020	$(196,585)